Loss Per Share - Schedule of Potential Common Shares Excluded from Diluted Loss Per Share (Details)	6 Months Ended
Jun. 30, 2026 shares [1]
Schedule of Potential Common Shares Excluded from Diluted Loss Per Share [Line Items]
Treatment	Excluded as anti-dilutive
Minimum [Member]
Schedule of Potential Common Shares Excluded from Diluted Loss Per Share [Line Items]
Convertible Debentures	1,666,497
Maximum [Member]
Schedule of Potential Common Shares Excluded from Diluted Loss Per Share [Line Items]
Convertible Debentures	10,832,228

[1]	The number of potential common shares issuable upon conversion of the Convertible Debentures varies based on the applicable conversion price. The conversion price is equal to the lower of $12.09 per share or 95% of the lowest daily VWAP during the five consecutive trading days immediately preceding the conversion date, subject to a floor price of $1.86 per share. The minimum and maximum potential shares presented above are based on the $20.0 million principal amount plus approximately $147,945 of accrued coupon interest outstanding as of June 30, 2026, assuming conversion at $12.09 per share and $1.86 per share, respectively. Actual shares issued upon conversion may vary based on the applicable conversion price and the amount of principal and accrued interest converted.